Segmented Information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by segment [Table Text Block]
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Vehicle and parts sales	$39,311,659	$13,714,227	$3,459,311
Revenue from operating and finance leases	113,789	3,297,619	9,590,511
Accretion on promissory note	-	7,035	26,426
Finance income	270,442	217,892	209,936

	$39,695,890	$17,236,773	$13,286,184

Disclosure of revenues allocated by geography [Table Text Block]
	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
United States of America	$39,497,713	$15,972,137	$13,045,040
Canada	198,177	1,264,636	241,144

Total	$39,695,890	$17,236,773	$13,286,184

The Company's property and equipment allocated by geography for the years ended March 31, 2023, and

2022 is as follows:

	For the Years Ended
	March 31, 2023	March 31, 2022
United States of America	$2,485,711	$3,296,564
Canada	119,080	146,753

Total	$2,604,791	$3,443,317